Share based payment (Schedule of nature and scope of share-based payment plans during the period) (Details) - Share	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period				July 2022
Granted during the year	164,000	0	0	164,000
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan				2 years
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan				5 years
Stock options for senior management [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period				July 2022
Granted during the year				75,000
Stock options for senior management [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan				2 years
Stock options for senior management [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan				5 years
Stock options for other employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding period				July 2022
Granted during the year				89,000
Stock options for other employees [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan				2 years
Stock options for other employees [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated lifespan				5 years